James Advantage Funds

1349 Fairground Road

Xenia, Ohio 45385

September 5, 2014

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re: James Advantage Funds (the “Trust”)
File Nos.:	333-37277
811-8411

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that supplements the risk/return summary information filed with the Commission August 29, 2014, to the Prospectuses dated November 1, 2014. The purpose of the filing is to submit the 497(e) filing in XBRL for the James Mid-Cap Fund and James Micro Cap Fund.

If you have any questions regarding this filing, please contact Alex Marks at 303-623-2577.

Sincerely,

/s/ Thomas L. Mangan

Thomas L. Mangan

Secretary

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